17 Property, Plant and Equipment (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Depreciation		R$ (682,044)		R$ (665,182)
Property, Plant and Equipment, Impairment		(37,609)		(117,744)
Projects [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost		4,178,397
Property, Plant and Equipment, Depreciation		(695,049)
Property, Plant and Equipment, Impairment		(1,045,829)
Property, Plant and Equipment, Value in use		2,437,519		4,178,397
Projects [member] | HPP Colider [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost		2,477,374
Property, Plant and Equipment, Depreciation		(167,432)
Property, Plant and Equipment, Impairment		(683,193)
Property, Plant and Equipment, Value in use		1,626,749		2,477,374
Projects [member] | UEG Araucaria [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost		701,736
Property, Plant and Equipment, Depreciation		(441,827)
Property, Plant and Equipment, Impairment		(138,777)
Property, Plant and Equipment, Value in use		121,132		701,736
Projects [member] | Power Plants In Parana [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost		984,823
Property, Plant and Equipment, Depreciation		(85,790)
Property, Plant and Equipment, Impairment		(209,395)
Property, Plant and Equipment, Value in use		689,638		984,823
In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Depreciation
Property, Plant and Equipment, Impairment		(1,953)		24,689
In Progress [member] | HPP Colider [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Impairment				482
In Progress [member] | Consorcio Tapajos [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Cost	[1]	14,464
Property, Plant and Equipment, Depreciation	[1]
Property, Plant and Equipment, Impairment			[1]
Property, Plant and Equipment, Value in use	[1]	(14,464)		14,464
In Progress [member] | Power Plants In Parana [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, Impairment		R$ (1,953)		R$ 21,085

[1]	Project under development